SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax
Statutory federal income tax rate	25.00%	25.00%	25.00%	25.00%
SINGAPORE
Income Tax
Statutory federal income tax rate	17.00%		17.00%
PRC
Income Tax
Statutory federal income tax rate	25.00%		25.00%
UNITED STATES
Income Tax
Statutory federal income tax rate	21.00%		21.00%
State income tax rate	8.25%		8.25%